Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segment reporting information
Information for the Company's reportable segments for the years ended December 31, 2018, December 31, 2017, and December 31, 2016 are as follows:

Year Ended December 31, 2018	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$838,142	—	—	$838,142
Loss from operations	$1,975,792	11,887,108	8,211,323	$22,074,223
Interest income, net	$—	—	152,006	$152,006

Year Ended December 31, 2017	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$1,274,499	—	—	$1,274,499
Loss from operations	$8,877,330	16,715,752	9,132,544	$34,725,626
Interest income, net	$—	—	291,964	$291,964

Year Ended December 31, 2016	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$1,010,663	—	—	$1,010,663
Loss from operations	$10,023,137	19,620,338	10,242,757	$39,886,232
Interest income, net	$—	—	393,109	$393,109